Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt

Notes Payable

Notes payable at June 30, 2019 and December 31, 2018, consisted of the following (in thousands):

	June 30,	December 31,
Description	2019	2018
Note payable to a related party	$862	$836
Unsecured short term notes payable	225	-
Secured note payable	1,600	2,400
Total notes payable	2,687	3,236
Less current maturities	1,933	2,437
Long-term note payable	$754	$799

Note Payable to a Related Party

We have an unsecured promissory note payable to Sterne, Kessler, Goldstein, & Fox, PLLC (“SKGF”), a related party, for outstanding unpaid fees for legal services (the “SGKF Note”). The SKGF Note, as amended in 2018, accrued interest at a rate of 8% per annum and provided for payments of principal and interest of approximately $48,500 per month commencing October 31, 2018 through March 31, 2020. At December 31, 2018, we were in default on the payment terms of the SKGF Note. In March 2019, we amended the SKGF Note to provide for a waiver of past payment defaults, a decrease in the interest rate from 8% per annum to 4% per annum, an extension of the maturity date from March 2020 to April 2022, and a modification of payment terms. This amendment constituted a troubled debt restructuring and has been accounted for on a prospective basis from the date of the amendment. As of June 29, 2019, we amended the note to provide for a postponement of past payment defaults and future payments until October 2019. As of June 30, 2019, we were in compliance of all terms of the agreement.

Unsecured Short Term Notes Payable

During the three months ended June 30, 2019, we entered into short-term promissory notes with accredited investors for aggregate proceeds of approximately $0.23 million. The notes are unsecured and bear interest at a rate of 18% per annum. The notes mature at the earlier of ninety (90) days following the issuance date or upon our receipt of additional litigation financing.  In the event of default, the outstanding balance of the notes and any other obligation from the Company to the lenders shall become due immediately without demand or notice. If the payment obligations under the notes are not paid when due, the interest rate increases to 20% per annum and we are obligated to pay all costs of collection, including reasonable attorney fees.

Secured Note Payable

We have a note payable to Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. (“Mintz”) for outstanding, unpaid attorney’s fees and costs associated with our patent enforcement program (the “Mintz Note”). The Mintz Note is non-interest bearing, except in the event of a default, and is secured by certain of our U.S. and foreign patents. The Mintz Note accelerates and becomes immediately due and payable in the case of standard events of default and/or in the event of a sale or other transfer of substantially all of our assets or a transfer of more than 50% of our capital stock in one or a series of transactions or through a merger or other similar transaction. In an event of default, the Mintz Note will accrue interest at a rate of 12% per annum on any outstanding balance until such time that the note is paid in full. As of December 31, 2018, we were in default on the payment terms of the Mintz Note. The payment default was cured in January 2019. On April 1, 2019 and again on June 29, 2019, Mintz waived past and future payment defaults under the note through at least August 2019, provided that no other event of default occurs. Mintz also waived acceleration of unpaid principal and interest as well as an increase in the interest rate to the default rate of 12%. As of June 30, 2019, we are in compliance with all the terms of the Mintz Note.

Convertible Notes

Our convertible notes represent five-year promissory notes that are convertible, at the holders’ option, into shares of our common stock at fixed conversion prices. The convertible notes bear interest at a stated rate of 8% per annum and interest payments are made on a quarterly basis. Interest is payable, at our option and subject to certain equity conditions, in either cash, shares of our common stock, or a combination thereof.  To date, all interest payments on the convertible notes have been made in shares of our common stock.

We have the option to prepay the notes any time following the one-year anniversary of the issuance of the notes, subject to a premium on the outstanding principal prepayment amount of 25% prior to the two-year anniversary of the note issuance date, 20% prior to the three-year anniversary of the note issuance date, 15% prior to the four-year anniversary of the note issuance date, or 10% thereafter. The notes provide for events of default that include failure to pay principal or interest when due, breach of any of the representations, warranties, covenants or agreements made by us, events of liquidation or bankruptcy, and a change in control. In the event of default, the interest rate increases to 12% per annum and the outstanding principal balance of the notes plus all accrued interest due may be declared immediately payable by the holders of a majority of the then outstanding principal balance of the convertible notes.

Convertible notes payable at June 30, 2019 and December 31, 2018 consist of the following (in thousands):

	Fixed	Effective
	Conversion	Interest		June 30,	December 31,
Description	Rate	Rate	Maturity Date	2019	2018
Convertible notes dated September 10, 2018	$0.40	8.3%	September 7, 2023	$700	$800
Convertible note dated September 19, 2018	$0.57	8.3%	September 19, 2023	425	425
Convertible notes dated February/March 2019	$0.25	8.3%	February 28, 2024 to March 13, 2024	1,300	-
Convertible notes dated June 2019	$0.10	8.3%	June 7, 2024 to June 19, 2024	340	-
Total principal balance				2,765	1,225
Less Unamortized discount				321	388
				$2,444	$837

We have an obligation to file a registration statement for the shares underlying the June 2019 notes by the 75th calendar day following the issuance date of the notes and to cause the registration statement to become effective by the 150th calendar day following the issuance dates. The registration rights agreements provide for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above. The amount of the liquidated damages is 1.0% of the aggregate subscription amount paid by holders for the notes upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%. Registration statements have previously been filed and declared effective for the September 2018 and February/March 2019 notes.

Secured Contingent Payment Obligation

The following table provides a reconciliation of our secured contingent payment obligation, measured at estimated fair market value, for the six months ended June 30, 2019 and the year ended December 31, 2018 (in thousands):

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Secured contingent payment obligation, beginning of period	$25,557	$15,896
Proceeds from contingent payment obligation	-	4,000
Change in fair value	(823)	5,661
Secured contingent payment obligation, end of period	$24,734	$25,557

Our secured contingent payment obligation represents the estimated fair value of our repayment obligation to Brickell Key Investments, LP ("Brickell") under a February 2016 funding agreement, as amended in May 2016, December 2017, April 2018, September 2018 and December 2018. Under the agreement, as of June 30, 2019, we have received aggregate proceeds of $18.0 million in exchange for Brickell’s right to reimbursement and compensation from gross proceeds resulting from patent enforcement and other patent monetization actions. To date, we have repaid an aggregate of $3.3 million to Brickell from patent enforcement proceeds.

Brickell is entitled to priority payment of 100% of proceeds received from patent-related actions until such time that Brickell has been repaid in full. After repayment of the funded amount, Brickell is entitled to a portion of remaining proceeds up to a specified minimum return which is determined as a percentage of the funded amount and varies based on the timing of repayment. In addition, Brickell is entitled to a pro rata portion of proceeds from specified legal actions to the extent aggregate proceeds from those actions exceed the specified minimum return.

Brickell holds a senior security interest in the majority of our assets until such time as the specified minimum return is paid, in which case, the security interest will be released except with respect to the patents and proceeds related to specific legal actions. The security interest is enforceable by Brickell in the event that we are in default under the agreement which would occur if (i) we fail, after notice, to pay proceeds to Brickell, (ii) we become insolvent or insolvency proceedings are commenced (and not subsequently discharged) with respect to us, (iii) our creditors commence actions against us (which are not subsequently discharged) that affect our material assets, (iv) we, without Brickell’s consent, incur indebtedness other than immaterial ordinary course indebtedness, or (v) there is an uncured non-compliance of our obligations or misrepresentations under the agreement. As of June 30, 2019, we are in compliance with our obligations under this agreement.

We have elected to measure our secured contingent payment obligation at fair value based on probability-weighted estimated cash outflows, discounted back to present value using a discount rate determined in accordance with accepted valuation methods. The secured contingent payment obligation is remeasured to fair value at each reporting period with changes recorded in the condensed consolidated statements of comprehensive loss until the contingency is resolved. As of June 30, 2019, the fair value of the obligation is estimated to be approximately $24.7 million (see Note 10).

7.  DEBT

Notes Payable

Notes payable at December 31, 2018 and 2017, consisted of the following (in thousands):

Description	2018	2017
Note payable to a related party	$836	$825
Secured note payable	2,400	-
Total notes payable	3,236	825
Less current maturities	2,437	294
Long-term note payable	$799	$531

Note Payable to a Related Party

The note payable to a related party represents an unsecured promissory note to Sterne, Kessler, Goldstein, & Fox, PLLC (“SKGF”), a related party (see Note 14) upon conversion of outstanding and unpaid legal fees of $0.8 million in February 2016.  The note had an interest rate of 8% per annum with an original balloon maturity of the outstanding principal balance due on December 31, 2017.  In January 2018, we amended the note, retroactive to December 31, 2017 to allow for interest only payments through March 2018 and principal and interest payments through March 31, 2020.  In August 2018, we further amended the note, retroactive to April 30, 2018 to defer principal and interest payments from May 1, 2018 through September 30, 2018.  We determined that the amendments to the note constitute modifications of the debt which are accounted for on a prospective basis.

The note, as modified, provided for payments of principal and interest of approximately $48,500 per month commencing October 31, 2018 through March 31, 2020.  Failure to comply with the payment terms of this note constitutes an event of default which, if uncured, will result in the entire unpaid principal balance of the note and any unpaid, accrued interest to become immediately due and payable.  In addition, the note provides for an increase in the interest rate to 12% per annum in the event of a default.

As of December 31, 2018, we were in default on the payment terms of the SKGF note.  In March 2019, we amended the note to provide for a waiver of past payment defaults, a decrease in the interest rate from 8% per annum to 4% per annum, an extension of the maturity date of the note from March 2020 to April 2022, and a modification of payment terms under the note (see Note 16).

Secured Note Payable

The secured note payable represents a non-interest bearing promissory note payable to Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. (“Mintz”) in settlement of outstanding and unpaid legal fees and costs associated with our patent enforcement programs.  We paid Mintz an initial installment of $0.1 million upon execution of the note and the remaining balance is payable in monthly installments of $0.2 million commencing November 1, 2018 and continuing until the entire unpaid principal balance is paid.  We pledged as security for the note 25 United States (“U.S.”) patents and 6 correlating foreign patents that were simultaneously released by Brickell Key Investments LP (“Brickell”).  The Mintz note accelerates and becomes immediately due and payable in the case of standard events of default or in the event of a sale or other transfer of substantially all of our assets or a transfer of more than 50% of our capital stock in one or a series of transactions or through a merger or other similar transaction.  In an event of default, the Mintz note will accrue interest at a rate of 12% per annum on any outstanding balance until such time that the note is paid in full.  As of December 31, 2018, we were in default on the payment terms of the Mintz note.  The payment default was cured in January 2019.  On April 1, 2019, Mintz waived past and future payment defaults under the note through at least May 31, 2019, provided that no other event of default occurs.  Mintz also waived acceleration of unpaid principal and interest as well as an increase in the interest rate to the default rate of 12%.

At December 31, 2018, the aggregate maturities of our notes payable, after consideration of the effect of the March 2019 amendment of the SKGF note, are as follows (in thousands):

2019	$2,437
2020	90
2021	93
2022	616
Total	$3,236

The estimated fair value of our notes payable at December 31, 2018 is approximately $3.0 million based on a risk-adjusted discount rate.

Convertible Notes

In September 2018, we sold two tranches of five-year promissory notes for aggregate proceeds of approximately $1.3 million, including $0.4 million sold to related parties (see Note 14).   The notes are convertible, at the holders’ option, into shares of our common stock at fixed conversion prices.  We must repay, in cash, the principal balance of any outstanding, unconverted notes on the five-year anniversary of the issuance date.  Accordingly, we have recognized the convertible notes as debt in our consolidated financial statements.  The fixed conversion prices of the notes were below market value of our common stock on the closing date resulting in a beneficial conversion feature with a value of approximately $0.4 million.   The beneficial conversion feature is recorded as a discount on the convertible notes with a corresponding increase to additional paid in capital.

Convertible notes payable at December 31, 2018 consist of the following (in thousands):

Description	Fixed Conversion Rate	Effective Interest Rate	Maturity Date	2018
Convertible notes dated September 10, 2018	$0.40	8.3%	September 7, 2023	$800
Convertible notes dated September 19, 2018	$0.57	8.3%	September 19, 2023	425
Total principal balance				1,225
Less unamortized discount				388
				$837

The notes bear interest at a stated rate of 8% per annum.  Interest is payable quarterly and we may elect to pay interest in either cash, shares of our common stock, or a combination thereof, subject to certain equity conditions.  For the year ended December 31, 2018, we recognized interest expense of approximately $0.05 million, including approximately $0.02 related to amortization of the discount and $0.03 million related to the contractual interest which we elected to pay in shares of our common stock.   The unamortized discount on the convertible notes will be amortized over a remaining period of approximately 4.75 years.

At the holders’ option, the convertible notes outstanding at December 31, 2018 could be converted into an aggregate of approximately 2.7 million shares of our common stock based on the fixed conversion prices. For the year ended December 31, 2018, an aggregate of $0.1 million in outstanding principal was converted by the holders into 0.25 million shares of our common stock at a fixed conversion price of $0.40.

We have the option to prepay the notes any time following the one-year anniversary of the issuance of the notes, subject to a premium on the outstanding principal prepayment amount of 25% prior to the two-year anniversary of the note issuance date, 20% prior to the three-year anniversary of the note issuance date, 15% prior to the four-year anniversary of the note issuance date, or 10% thereafter.  The notes provide for events of default that include failure to pay principal or interest when due, breach of any of the representations, warranties, covenants or agreements made by us, events of liquidation or bankruptcy, and a change in control.  In the event of default, the interest rate increases to 12% per annum and the outstanding principal balance of the notes plus all accrued interest due may be declared immediately payable by the holders of a majority of the then outstanding principal balance of the notes.

Secured Contingent Payment Obligation

The following table provides a reconciliation of our secured contingent payment obligation measured at estimated fair market value for the year ended December 31, 2018 and 2017, respectively (in thousands).

	2018	2017
Secured contingent payment obligation, beginning of year	$15,896	$14,185
Proceeds from contingent payment obligation	4,000	1,000
Repayment	-	-
Change in fair value	5,661	711
Secured contingent payment obligation, end of year	$25,557	$15,896

Our secured contingent payment obligation represents the estimated fair value of our repayment obligation to Brickell under a February 2016 funding agreement, as amended from time to time (the “CPIA”).  To date, we have received aggregate proceeds of $18 million, including $4.0 million and $1.0 million received in 2018 and 2017, respectively, in exchange for Brickell’s right to reimbursement and compensation from gross proceeds resulting from patent enforcement and other patent monetization actions.  To date, we have repaid an aggregate of $3.3 million under the CPIA from patent license and settlement proceeds.

In 2018, we received aggregate proceeds of $4.0 million from Brickell under the CPIA including proceeds of $2.5 million received in December 2018.   In connection with the additional proceeds received in December 2018, we issued Brickell a warrant to purchase up to 5.0 million shares of our common stock at an exercise price of $0.16 per share (see Note 11).  As the estimated fair value of the payment obligation to Brickell resulting from this additional funding exceeded the $2.5 million in proceeds received, no value was assigned to the warrants.  The excess of fair value of over the proceeds received of approximately $0.8 million was included in the change in fair value of our contingent payment obligation in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2018.

Brickell is entitled to priority payment of 100% of proceeds received from all patent-related actions until such time that Brickell has been repaid in full.  After repayment of the funded amount, Brickell is entitled to a portion of remaining proceeds up to a specified minimum return which is determined as a percentage of the funded amount and varies based on the timing of repayment.  In addition, Brickell is entitled to a pro rata portion of proceeds from specified legal actions to the extent aggregate proceeds from those actions exceed the specified minimum return.

Brickell holds a senior security interest in the majority of our assets until such time as the specified minimum return is paid, in which case, the security interest will be released except with respect to the patents and proceeds related to specific legal actions.  The security interest is enforceable by Brickell in the event that we are in default under the agreement which would occur if (i) we fail, after notice, to pay proceeds to Brickell, (ii) we become insolvent or insolvency proceedings are commenced (and not subsequently discharged) with respect to us, (iii) our creditors commence actions against us (which are not subsequently discharged) that affect our material assets, (iv) we, without Brickell’s consent, incur indebtedness other than immaterial ordinary course indebtedness, or (v) there is an uncured non-compliance of our obligations or misrepresentations under the agreement.   As of December 31, 2018, we are in compliance with our obligations under this agreement.

In addition, in the event of a change in control of the Company, Brickell has the right to be paid its return as defined under the CPIA based on the transaction price for the change in control event.

We have elected to measure our secured contingent payment obligation at fair value based on probability-weighted estimated cash outflows, discounted back to present value using a discount rate determined in accordance with accepted valuation methods (see Note 8).  The secured contingent payment obligation is remeasured to fair value at each reporting period with changes recorded in the consolidated statements of comprehensive loss until the contingency is resolved.